COMMITMENTS AND CONTINGENCIES (10K) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum lease payments
The future minimum lease payments under the 2015 office lease and the 2015 equipment lease are as follows as of September 30, 2015:

Calendar Years	Future Lease Expense
2015 (Three months)	$ 29,960
2016	119,840
2017	119,840
2018	28,858
2019	---
Total	$ 298,498

The future minimum lease payments under the 2013 office lease and the 2015 equipment lease are as follows as of December 31, 2014:

Calendar Years	Future Lease Expense
2015	$ 120,033
2016	119,840
2017	119,840
2018	28,858
2019	---
Total	$ 388,571

Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred
As of September 30, 2015, the following table summarizes the compensation temporarily deferred and subsequent repayments:

Name	2015	2014	2013	2012	2011	Total
Kerry P. Gray (1) (2) (3)	$246,570	$(119,986)	$ (91,000)	$220,673	$140,313	$396,570
Terrance K. Wallberg	53,540	(25,000)	(35,769)	24,230	36,539	53,540
Other employees	54,871	---	---	---	---	54,871
Total	$354,981	$(144,986)	$(126,769)	$244,903	$176,852	$504,981

(1)
During 2015, Mr. Gray temporarily deferred compensation of $246,570 which consisted of $89,070 earned as salary compensation for his duties as President of the Company and $157,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.

(2)
During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

(3)
During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

As of December 31, 2014, the following table summarizes the compensation temporarily deferred and subsequent repayments:

Name	2014	2013	2012	2011	Total
Kerry P. Gray (1) (2)	$(119,986)	$ (91,000)	$ 220,673	$ 140,313	$ 150,000
Terrance K. Wallberg	(25,000)	(35,769)	$ 24,230	$ 36,539	---
Key executives	(28,239)	(20,000)	$ 27,253	$ 20,986	---
Total	$(173,225)	$(146,769)	$ 272,156	$ 197,838	$ 150,000

(1)
During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

(2)
During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.